Nature of Operations and Significant Accounting Policies - Balances and changes in MRBs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances and changes in MRBs
Balance at beginning of period, market risk benefits	$ 41.5	$ (72.2)
Balance at end of period, market risk benefits	143.0	41.5	$ (72.2)
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Balances and changes in MRBs
Balance at beginning of period, market risk benefits	41.5	(72.2)	(494.7)	$ (591.3)
Effect of changes in nonperformance risk at beginning of period	7.7	31.7	(109.5)	106.7
Adjusted balance at beginning of period, market risk benefits	49.2	(103.9)	(385.2)	(484.6)
Interest accrual and expected policyholder behavior	(39.3)	(80.9)	(90.1)	(120.7)
Benefit payments	0.5	0.4	1.3	0.4
Changes in interest rates	68.9	39.9	539.1	154.3
Changes in equity markets	66.2	155.1	(112.4)	106.4
Changes in equity index volatility	19.3	47.9	(50.2)	15.1
Actual policyholder behavior different from expected behavior	(3.5)	(4.0)	1.5	2.3
Changes in future expected policyholder behavior			(6.1)	(96.6)
Changes in other future expected assumptions		(5.3)	(1.8)	38.2
Adjusted balance at end of period, market risk benefits	161.3	49.2	(103.9)	(385.2)
Effect of changes in nonperformance risk at end of period	18.3	7.7	31.7	(109.5)
Balance at end of period, market risk benefits	$ 143.0	$ 41.5	$ (72.2)	$ (494.7)